UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2



1.   Name and address of Issuer:

     AMERICAN FIDELITY SEPARATE ACCOUNT A
     (Formerly AMERICAN FIDELITY VARIABLE ANNUITY FUND A)
     2000 N. Classen Boulevard, Oklahoma City, Oklahoma, 73106-6092

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
     of the issuer, check the box but do not list series or classes):   [X]

3.   Investment Company Act File Number:   811-1764
     Securities Act File Number: N.2-30771

4(a) Last   day   of   fiscal   year  for  which   this   Form   is   filed:

                       DECEMBER 31, 1998

4(b) [ ] Check  box if this Form is  being  filed  late  (i.e.  more  than  90 calendar days after the end of the issuer's fiscal year).

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):                $27,107,726.88
     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year.   $15,421,088.02

    (iii) Aggregate price of securities redeemed or
          repurchased during any PRIOR fiscal year
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:                          $           -0-

     (iv) Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                         $15,421,088.02

      (v) Net sales - if Item 5(i) is  greater
          than  Item 5(iv) [subtract Item
          5(iv) from Item 5(i)]:                                $11,686,638.86

     (vi) Redemption credits available for use
          in future years                      $      (   -0-   )
          ---if Item 5(i) is less than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:

    (vii) Multiplier for determining registration fee (See
          Instruction C.9):                                    x       .000278

   (viii) Registration fee due (multiply Item 5(v) by Item
          5(vii) (enter "0" if no fee is due):                 =$     3,248.89

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7. Interest due----if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                            +$             -0-

8. Total of the amount of registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                            =$        3,248.89

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
     March 26, 1999  to  SEC  Account No. 0000005007 (payor's CIK Number)

            Method of Delivery:
                              [X]  Wire Transfer
                              [ ]  Mail or other means

                                  Signatures


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                    AMERICAN FIDELITY SEPARATE ACCOUNT A
                                    (Formerly American Fidelity Variable
                                      Annuity Fund A)
                                         (Registrant)

                                    By: AMERICAN FIDELITY ASSURANCE COMPANY
                                         (Depositor)

                                    By:   JOHN W. REX
                                          John W. Rex, President

Date:  March 29, 1999